Average Annual Total Returns	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
Bloomberg U.S. Aggregate Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)	2.01%
SMASh Series Core Plus Completion Fund
Prospectus [Line Items]
Average Annual Return, Percent	10.12%	(4.13%)	1.40%
SMASh Series Core Plus Completion Fund | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	7.82%	(6.01%)	(0.75%)
SMASh Series Core Plus Completion Fund | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	5.94%	(3.81%)	0.21%